SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 7,688,491	$ 25,591,946
Increase in allowance for credit losses	3,956,011	2,646,969
Amounts recovered during the year		(62,786)
Decrease from dissolution of a subsidiary	(226,894)	(1,122)
Amounts written off as uncollectible	(4,259,252)	(19,505,099)
Foreign exchange difference	153,137	(981,417)
Allowance for credit losses, ending	$ 7,311,493	$ 7,688,491